UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21519

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 112.6%

Security	Shares	Value
Chemicals — 1.4%
BASF AG	50,000	$6,485,328
		$6,485,328
Commercial Banks — 9.1%
Bank of Nova Scotia	200,000	$9,574,000
Danske Bank A/S	250,000	8,945,117
PNC Financial Services Group, Inc.	100,000	6,562,000
Toronto-Dominion Bank	75,000	5,077,500
U.S. Bancorp	350,000	11,882,500
		$42,041,117
Computer Peripherals — 2.3%
International Business Machines Corp.	100,000	$10,734,000
		$10,734,000
Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	100,000	$4,755,000
		$4,755,000
Diversified Telecommunication Services — 7.2%
AT&T, Inc.	350,000	$13,471,500
Telefonos de Mexico SA ADR	200,000	7,220,000
Verizon Communications, Inc.	325,000	12,623,000
		$33,314,500
Electric Utilities — 7.4%
Edison International	100,000	$5,216,000
Entergy Corp.	125,000	13,522,500
Exelon Corp.	200,000	15,238,000
		$33,976,500
Energy Equipment & Services — 2.2%
Halliburton Co.	300,000	$9,951,000
		$9,951,000
Food Products — 2.8%
Kraft Foods, Inc., Class A	75,000	$2,194,500
Nestle SA ADR	100,000	10,960,000
		$13,154,500
Household Products — 1.8%
Kimberly-Clark de Mexico SA de C.V.	2,000,000	$8,105,173
		$8,105,173
Industrial Conglomerates — 1.1%
Pirelli & Co. SPA (1)	5,000,000	$5,204,805
		$5,204,805
Machinery — 1.5%
Caterpillar, Inc.	100,000	$7,114,000
		$7,114,000
Media — 1.0%
Reed Elsevier PLC	381,322	$4,604,613
		$4,604,613
Metals & Mining — 21.5%
Anglo American PLC ADR	227,500	$6,294,925
Arcelormittal ADR	150,000	9,958,500

BHP Billiton, Ltd. ADR	250,000	$16,892,500
Freeport-McMoRan Copper & Gold, Inc., Class B	275,250	24,505,508
Rio Tinto PLC ADR	50,000	20,347,500
Southern Copper Corp.	200,000	18,768,000
ThyssenKrupp AG	50,000	2,434,472
		$99,201,405
Multi-Utilities — 6.8%
Dominion Resources, Inc.	300,000	$12,900,000
Veolia Environnement	225,000	18,431,258
		$31,331,258
Oil, Gas & Consumable Fuels — 31.6%
BP PLC ADR	100,000	$6,375,000
ChevronTexaco Corp.	200,000	16,900,000
ConocoPhillips	200,000	16,064,000
Enbridge, Inc.	400,000	15,972,000
Exxon Mobil Corp.	100,000	8,640,000
Occidental Petroleum Corp.	300,000	20,361,000
Patriot Coal Corp. (1)	10,000	397,500
Peabody Energy Corp.	100,000	5,402,000
Statoil ASA	500,000	13,090,940
Suncor Energy, Inc.	175,000	16,446,500
Total SA ADR	200,000	14,556,000
Valero Energy Corp.	200,000	11,838,000
		$146,042,940
Pharmaceuticals — 2.1%
GlaxoSmithKline PLC ADR	200,000	$9,476,000
		$9,476,000
Real Estate Investment Trusts (REITs) — 5.7%
AvalonBay Communities, Inc.	25,000	$2,348,750
Boston Properties, Inc.	25,000	2,298,000
Federal Realty Investment Trust	50,000	3,690,000
Plum Creek Timber Co., Inc.	175,000	7,306,250
Public Storage, Inc.	75,000	5,868,750
Rayonier, Inc.	112,500	4,761,000
		$26,272,750
Road & Rail — 1.2%
Norfolk Southern Corp.	100,000	$5,439,000
		$5,439,000
Textiles, Apparel & Luxury Goods — 1.7%
VF Corp.	100,000	$7,737,000
		$7,737,000
Tobacco — 3.2%
Altria Group, Inc.	100,000	$7,582,000
Imperial Tobacco Group PLC	150,000	7,335,236
		$14,917,236
Total Common Stocks (identified cost $313,623,302)		$519,858,125

Preferred Stocks — 18.0%

Security	Shares	Value
Commercial Banks — 11.1%
Abbey National Capital Trust I, 8.963% (2)	15,000	$1,789,389
ABN AMRO North America Capital Funding Trust, 6.968% (2) (3)	950	944,656
Barclays Bank PLC, 8.55% (2) (3)	55,000	6,020,812
BNP Paribas Capital Trust, 9.003% (2) (3)	105,000	11,468,940
CA Preferred Funding Trust, 7.00%	55,000	5,477,181

Den Norske Bank, 7.729% (2) (3)	36,000	$3,832,664
Deutsche Bank Contingent Capital Trust II, 6.55%	25,000	611,500
HBOS PLC, 6.657% (2) (3)	19,000	1,578,702
HSBC Capital Funding LP, 9.547% (2) (3)	70,000	7,728,371
Landsbanki Islands HF, 7.431% (2) (3)	21,500	1,838,796
Lloyds TSB Bank PLC, 6.90%	40,000	3,990,320
Merrill Lynch & Co., Inc., 6.70%	8,000	190,400
National City Corp., 9.875% (2)	75,000	1,961,250
Royal Bank of Scotland Group PLC, 7.64% (2)	9,000	946,401
Standard Chartered PLC, 6.409% (2) (3)	10,500	947,109
Wachovia Corp., 8.00%	75,000	1,977,750
		$51,304,241
Diversified Financial Services — 0.9%
Citigroup Inc., Series AA, 8.125%	50,000	$1,311,000
ING Group NV, 6.125%	35,000	825,650
ING Group NV, 7.375%	30,000	769,200
Santander Finance SA UNIP, 6.80%	7,500	175,125
Santander Finance UNIP, 6.50%	51,000	1,137,300
		$4,218,275
Food Products — 0.4%
Dairy Farmers of America, 7.875% (3)	18,500	$1,711,829
		$1,711,829
Gas Utilities — 0.7%
Southern Union Co., 7.55%	123,300	$3,100,995
		$3,100,995
Insurance — 3.2%
Aegon NV, 6.375%	95,000	$2,263,850
Arch Capital Group, Ltd., Series B, 7.875%	15,000	375,000
AXA SA, 6.463% (2) (3)	37,000	3,260,784
AXA SA, 7.10%	18,000	1,829,866
Endurance Specialty Holdings, Ltd., 7.75%	14,750	364,915
PartnerRe, Ltd., 6.50%	20,000	485,000
Prudential PLC, 6.50%	18,000	1,638,358
RenaissanceRe Holdings, Ltd., 6.08%	113,000	2,384,300
Zurich Regcaps Fund Trust V, 5.579% (2) (3)	2,500	2,332,813
		$14,934,886
Oil, Gas & Consumable Fuels — 1.2%
Kinder Morgan GP, Inc., 8.33% (2) (3)	5,000	$5,455,000
		$5,455,000
Thrifts & Mortgage Finance — 0.5%
Federal National Mortgage Association, 8.25%	17,500	$462,350
Federal National Mortgage Association, Series O, Variable Rate, 7.00% (2)	25,000	1,245,313
Indymac Bank FSB, 8.50% (3)	75,000	604,688
		$2,312,351
Total Preferred Stocks (identified cost $86,484,378)		$83,037,577

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (4)	$3,757	$3,756,649
Total Short-Term Investments (identified cost $3,756,649)		$3,756,649
Total Investments — 131.4% (identified cost $403,864,329)		$606,652,351

Other Assets, Less Liabilities — 0.0%	$121,195
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (31.4)%	$(145,040,000)
Net Assets Applicable to Common Shares — 100.0%	$461,733,546

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $47,725,164 or 10.34% of the the Fund’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $89,457.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	56.1%	$340,472,459
United Kingdom	12.7	77,283,349
Canada	7.8	47,070,000
France	6.3	38,077,908
Australia	2.8	16,892,500
Norway	2.8	16,923,604
Mexico	2.5	15,325,173
Switzerland	1.8	10,960,000
Luxembourg	1.6	9,958,500
Denmark	1.5	8,945,117
Germany	1.5	8,919,800
Italy	0.9	5,204,805
Netherlands	0.6	3,858,700
Bermuda	0.6	3,609,215
Iceland	0.3	1,838,796
Spain	0.2	1,312,425
	100.0%	$606,652,351

The Fund did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$404,068,511
Gross unrealized appreciation	$212,017,975
Gross unrealized depreciation	(9,434,135)
Net unrealized appreciation	$202,583,840

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008